Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 266,346	$ 276,900
Less: Accumulated depreciation	(221,291)	(202,753)
Property and equipment, net	45,055	74,147
Computer software and web development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	229,527	236,533
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,738	24,240
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,158	5,158
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,600	4,600
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,166	1,222
Computer Software and Web Development Projects In-process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,157	$ 5,147